Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 11, 2013
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Capital Management Value Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Capital Management Value Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Capital Management Value Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Capital Management Special Investment Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Capital Management Special Investment Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Capital Management Special Investment Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Capital Management Global Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Capital Management Global Growth Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Capital Management Global Growth Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch Emerging Markets Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Batterymarch Emerging Markets Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch Emerging Markets Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch International Equity Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Batterymarch International Equity Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch International Equity Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Global Asset Management Trust | Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio | Class A2
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Global Asset Management Trust | Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Investment Trust | Legg Mason Capital Management Opportunity Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt14_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Legg Mason Investment Trust | Legg Mason Capital Management Opportunity Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]
Legg Mason Investment Trust | Legg Mason Capital Management Opportunity Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Small Account Fee ($)	rr_MaximumAccountFee	15.00	[1]

[1]	Effective June 30, 2013 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.